Document and Entity Information	0 Months Ended
Mar. 16, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 16, 2012
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	Mar. 16, 2012
Document Effective Date	Mar. 16, 2012
Prospectus Date	Mar. 31, 2011